                                                    [LOGO]

                                                    FORTIS

                                   Solid partners, flexible solutions-SM-


A disciplined, consistent
approach to investing

                                                         Fortis Securities, Inc.
                                                         semiannual report
                                                         JANUARY 31, 2001


                                                         Fortis Financial Group

FORTIS SECURITIES, INC. SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             8

  STATEMENT OF OPERATIONS                                         8

  STATEMENTS OF CHANGES IN NET ASSETS                             9

  NOTES TO FINANCIAL STATEMENTS                                  10

  DIRECTORS AND OFFICERS                                         12

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344
 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT www.ffg.us.fortis.com.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                    FORTIS
                                                  SECURITIES,
                                                     INC.
                                                 -------------
JANUARY 31, 2001:
TOTAL NET ASSETS.............................    $104,198,843
MARKET PRICE PER SHARE.......................    $      8.350
SHARES OUTSTANDING...........................      12,674,958

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31,
   2001:
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $       8.17
  End of period..............................    $       8.22

DISTRIBUTION FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $  4,411,653
  Dividends per share........................    $       .348

PORTFOLIO COMPOSITION BY SECTOR
AS OF 1/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade      66.2%
Corporate Bonds - Non-Investment Grade  24.8%
Cash Equivalents/Receivables             4.6%
U.S. Government Agencies                 3.4%
U.S. Treasury Securities                 1.0%

TOP 10 HOLDINGS AS OF 1/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Georgia-Pacific Corp.
     (9.625%) 2022                                           2.0%
 2.  Time Warner Entertainment
     (8.375%) 2033                                           1.9%
 3.  Telecommunications, Inc.
     (9.80%) 2012                                            1.7%
 4.  American General Capital II
     (8.50%) 2030                                            1.6%
 5.  Worldcom, Inc.
     (8.25%) 2010                                            1.6%
 6.  Quebec (Province of)
     (8.80%) 2003                                            1.5%
 7.  CSX Corp.
     (7.95%) 2027                                            1.5%
 8.  News America Holdings
     (8.875%) 2023                                           1.5%
 9.  Southern Union Co.
     (8.25%) 2029                                            1.5%
10.  Noranda, Inc.
     (8.625%) 2002                                           1.5%

DEAR SHAREHOLDERS:

At the beginning of this reporting period, economic indicators began to paint a picture of a slowing economy. By the end of the summer, higher energy prices and weaker corporate earnings caused equity prices to fall and by the end of the year reports showed sharp declines in retail sales and in consumer confidence. With the early signs of slowdown, interest rates started to trend lower. The 30-Year Treasury yield dropped 0.50% from a high of 5.96%, while the yield drop on the 2-year Treasury was more pronounced at 1.20%, declining from a high of 6.30%. Pressure started to mount on the Federal Reserve to act quickly to stem the significant slowdown in the economy. In January 2001, the Federal Reserve lowered short-term rates by 1.00% in two 0.50% easing moves. The yield on the 2-year Treasury continued its decline, as an additional 0.51% drop put it at 4.59% while the yield on the 30-year Treasury was hardly changed, ending the period at 5.50%. These changes brought about an end to a full year of yield curve inversion (defined as yields on shorter maturities exceeding yields on longer maturities).

On the credit front, fears of excess supply of corporate bond issuance, a continuing pattern of post-acquisition mishaps and rising concerns about "event risk" (some of which resulted from asbestos liabilities), drove the yield premium (spreads) on Non-Treasury securities wider by more than 0.20%. We took this opportunity to continue repositioning the portfolio, selling lower yielding asset-backed and callable corporate securities and buying higher yielding corporate bonds, thus increasing the yield of the fund.

For the six-month period ended January 31, 2001, Fortis Securities, Inc. returned 14.42% at market value and its distribution yield was 8.34%. Going forward, we believe that the Federal Reserve will continue to lower short term interest rates in an effort to restore economic growth and that they will be successful in avoiding a recession. The fund's overweighting in Non-Treasury securities stands to benefit from such an effort.

Sincerely,

               /s/ Dean C. Kopperud                                 /s/ Howard G. Hudson
                 Dean C. Kopperud                                     Howard G. Hudson
                     President                                         Vice President

FORTIS SECURITIES, INC.
Schedule of Investments

January 31, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-66.15%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                    Market
    Amount                                                       Rating      Cost (b)     Value (c)
  -----------                                                  -----------  -----------  ------------
               ACCOMMODATION AND FOOD SERVICE-TRAVELER-1.24%
  $1,250,000   Park Place Entertainment, 8.50% Sr Note
                 11-15-2006.................................   BBB-         $1,239,379   $  1,292,315
                                                                            -----------  ------------
               COMPUTER MANUFACTURING-COMMUNICATIONS
               EQUIPMENT -0.71%
   1,000,000   Lucent Technologies, Inc., 6.45% Deb
                 3-15-2029..................................   BBB+            802,369        734,832
                                                                            -----------  ------------
               COMPUTER MANUFACTURING-NAVIGATIONAL,
               MEASURING AND CONTROL INSTRUMENTS-1.92%
   1,000,000   Lockheed Corp., 7.875% 3-15-2023.............   BBB-            943,171        995,395
   1,000,000   Raytheon Co., 7.20% Deb 8-15-2027............   BBB             882,584      1,004,114
                                                                            -----------  ------------
                                                                             1,825,755      1,999,509
                                                                            -----------  ------------
               COURIERS-0.97%
   1,000,000   Federal Express, 7.84% Pass Thru Certificate
                 Ser 1996-B2 1-30-2018......................   BBB+          1,000,000      1,010,220
                                                                            -----------  ------------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-2.06%
   1,000,000   Comcast Cable Communications, Inc., 8.50%
                 Note 5-1-2027 (with rights)................   BBB             998,346      1,102,405
   1,000,000   Cox Enterprises, Inc., 8.00% Note 2-15-2007
                 (h)........................................   BBB             969,770      1,048,638
                                                                            -----------  ------------
                                                                             1,968,116      2,151,043
                                                                            -----------  ------------
               ENTERTAINMENT-MOTION PICTURE AND VIDEO
               INDUSTRIES-2.42%
   1,500,000   News America Holdings, Inc., 8.875% Sr Deb
                 4-26-2023..................................   BBB-          1,489,869      1,592,023
   1,000,000   Paramount Communications, 7.50% 7-15-2023....   BBB+            944,191        930,883
                                                                            -----------  ------------
                                                                             2,434,060      2,522,906
                                                                            -----------  ------------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-2.58%
   1,000,000   Belo (A.H.) Corp., 7.25% Note 9-15-2027......   BBB-            827,470        858,965
   1,000,000   Hearst Argyle Television, 7.00% 1-15-2018....   BBB-            871,942        868,586
   1,000,000   Liberty Media Group, Inc., 8.25% Deb
                 2-1-2030...................................   BBB-            992,056        960,660
                                                                            -----------  ------------
                                                                             2,691,468      2,688,211
                                                                            -----------  ------------
               FINANCE-COMMERCIAL BANKING-1.88%
   1,000,000   Comerica Bank, 7.875% 9-15-2026..............   A-              988,499      1,005,893
   1,000,000   National City Corp., 6.875% Sub Note
                 5-15-2019..................................   A-              891,839        958,348
                                                                            -----------  ------------
                                                                             1,880,338      1,964,241
                                                                            -----------  ------------
               FINANCE-INSURANCE CARRIERS-4.59%
   1,500,000   American General Capital II, 8.50%
                 7-1-2030...................................   A             1,517,564      1,635,405
   1,000,000   Mony Group, 8.35% Note 3-15-2010.............   A-              998,017      1,046,511
   1,000,000   ReliaStar Financial Corp., 8.00% Note
                 10-30-2006.................................   A+              996,920      1,080,337
   1,000,000   Travelers Property Casualty, 7.75%
                 4-15-2026..................................   A+              925,352      1,025,421
                                                                            -----------  ------------
                                                                             4,437,853      4,787,674
                                                                            -----------  ------------
               FINANCE-REAL ESTATE CREDIT (MORTGAGE
               BANKING)-0.42%
     406,000   Homeside, Inc., 11.25% Second Priority Sr
                 Secured Note 5-15-2003.....................   A+              412,696        434,927
                                                                            -----------  ------------
               FINANCE-REAL ESTATE INVESTMENT TRUST-1.75%
   1,000,000   EOP Operating LP, 7.50% 4-19-2029............   BBB+            923,917        927,608
   1,000,000   Spieker Properties, 7.50% 10-1-2027..........   BBB             907,412        900,164
                                                                            -----------  ------------
                                                                             1,831,329      1,827,772
                                                                            -----------  ------------
               FOREIGN GOVERNMENTS-1.54%
   1,500,000   Quebec (Province of), 8.80% Bond 4-15-2003...   A+            1,637,670      1,602,090
                                                                            -----------  ------------
               HEALTH CARE-OUTPATIENT CARE CENTERS-0.67%
     700,000   HealthSouth Corp., 8.50% 2-1-2008 (h)........   BBB-            700,000        702,965
                                                                            -----------  ------------
               INFORMATION-CABLE AND OTHER PROGRAM
               DISTRIBUTION-3.65%
   1,500,000   Telecommunications, Inc., 9.80% Sr Note
                 2-1-2012...................................   A             1,658,835      1,772,646
   1,800,000   Time Warner Entertainment, 8.375% Sr Note
                 7-15-2033..................................   BBB+          1,733,259      2,026,996
                                                                            -----------  ------------
                                                                             3,392,094      3,799,642
                                                                            -----------  ------------
               INFORMATION-OTHER TELECOMMUNICATIONS-1.56%
   1,500,000   Worldcom, Inc., 8.25% Note 5-15-2010.........   A-            1,491,018      1,621,837
                                                                            -----------  ------------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                    Market
    Amount                                                       Rating      Cost (b)     Value (c)
  -----------                                                  -----------  -----------  ------------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-3.42%
  $1,000,000   ALLTEL Corp., 6.80% Deb 5-1-2029.............   A            $  866,697   $    898,485
   1,000,000   AT&T Corp., 6.50% 3-15-2029..................   A               785,508        877,686
   1,250,000   Sprint Capital Corp., 6.875% 11-15-2028......   BBB+          1,044,778      1,095,175
     750,000   US West Capital Funding, Inc., 6.50% Bond
                 11-15-2018.................................   BBB+            635,033        688,656
                                                                            -----------  ------------
                                                                             3,332,016      3,560,002
                                                                            -----------  ------------
               MANUFACTURING-MOTOR VEHICLE -2.44%
   1,000,000   DaimlerChrysler N.A. Holding Corp., 8.50%
                 1-18-2031..................................   A               992,172      1,047,528
   1,500,000   Ford Motor Co., 7.45% 7-16-2031..............   A             1,352,181      1,490,250
                                                                            -----------  ------------
                                                                             2,344,353      2,537,778
                                                                            -----------  ------------
               MANUFACTURING-MOTOR VEHICLE PARTS -0.85%
   1,000,000   TRW, Inc., 7.75% Sr Deb 6-1-2029.............   BBB             990,951        888,556
                                                                            -----------  ------------
               MINING-METAL ORE-1.48%
   1,500,000   Noranda, Inc., 8.625% Deb 7-15-2002..........   BBB           1,494,960      1,539,857
                                                                            -----------  ------------
               PETROLEUM AND COAL-NATURAL GAS
               DISTRIBUTION-3.85%
   1,500,000   Columbia Gas Systems, 7.62% Note
                 11-28-2025.................................   BBB           1,424,017      1,427,303
   1,000,000   Semco Energy, 8.95% 7-1-2003.................   BBB             997,716      1,035,907
   1,500,000   Southern Union Co., 8.25% Sr. Note
                 11-15-2029.................................   BBB+          1,481,888      1,546,785
                                                                            -----------  ------------
                                                                             3,903,621      4,009,995
                                                                            -----------  ------------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-3.06%
     850,000   Burlington Resources, 9.125% Deb 10-1-2021...   A-              941,556      1,037,709
   1,000,000   Conoco, Inc., 6.95% Sr Note 4-15-2029........   A-              882,550      1,012,060
   1,000,000   Occidental Petroleum Corp., 8.45% Sr Note
                 2-15-2029..................................   BBB-            986,009      1,137,771
                                                                            -----------  ------------
                                                                             2,810,115      3,187,540
                                                                            -----------  ------------
               PETROLEUM AND COAL-PRODUCTS
               MANUFACTURING-2.08%
   1,000,000   Penzoil-Quaker State, 8.65% Note 12-1-2002...   BBB-            998,361      1,014,227
   1,000,000   Valero Energy Corp., 8.75% 6-15-2030.........   BBB-          1,045,007      1,153,905
                                                                            -----------  ------------
                                                                             2,043,368      2,168,132
                                                                            -----------  ------------
               PIPELINE-TRANSPORTATION OF NATURAL GAS-2.04%
   1,000,000   El Paso Energy Corp., 8.05% Medium Term Note
                 10-15-2030.................................   BBB           1,000,959      1,096,111
   1,000,000   Williams Companies, Inc., 7.625% Note
                 7-15-2019..................................   BBB-            970,799      1,025,130
                                                                            -----------  ------------
                                                                             1,971,758      2,121,241
                                                                            -----------  ------------
               PUBLIC-EXECUTIVE, LEGISLATIVE AND GOVERNMENT
               SUPPORT-1.01%
   1,000,000   New York (City of), 10.00% General Obligation
                 Taxable Bond Ser D 8-1-2005................   A             1,022,312      1,051,160
                                                                            -----------  ------------
               REAL ESTATE, RENTAL AND LEASING-AUTOMOTIVE
               EQUIPMENT RENTAL AND LEASING-1.92%
   1,000,000   Amerco, 7.20% Sr Note 4-1-2002...............   BBB             983,012        982,270
   1,000,000   ERAC USA Finance Co., 8.00% Note 1-15-2011
                 (h)........................................   BBB+          1,000,000      1,013,578
                                                                            -----------  ------------
                                                                             1,983,012      1,995,848
                                                                            -----------  ------------
               RECREATION-GAMBLING INDUSTRIES-0.99%
   1,000,000   MGM Mirage, Inc., 8.50% Deb 9-15-2010........   BBB-            994,188      1,035,542
                                                                            -----------  ------------
               RETAIL-DEPARTMENT STORES-2.48%
   1,000,000   Federated Department Stores, 8.50% Note
                 6-1-2010...................................   BBB+          1,015,394      1,091,571
     500,000   May Department Stores Co., 8.50% Note
                 6-1-2019...................................   A+              499,044        539,319
   1,000,000   Sears Roebuck Acceptance, 6.25% 5-1-2009.....   A-              881,773        953,338
                                                                            -----------  ------------
                                                                             2,396,211      2,584,228
                                                                            -----------  ------------
               RETAIL-GROCERY STORES-0.99%
   1,000,000   Fred Meyer, Inc., 7.45% Sub Note 3-1-2008....   BBB-            951,944      1,036,749
                                                                            -----------  ------------
               RETAIL-OTHER GENERAL MERCHANDISE STORES-0.94%
   1,000,000   K-Mart Corp., 8.375% 12-1-2004...............   Baa3*           950,480        975,739
                                                                            -----------  ------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)

January 31, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                    Market
    Amount                                                       Rating      Cost (b)     Value (c)
  -----------                                                  -----------  -----------  ------------
               TRANSPORTATION-AIR SCHEDULED-1.32%
  $1,200,000   Delta Air Lines, 10.50% Pass Thru Certificate
                 4-30-2016..................................   BBB          $1,436,824   $  1,370,700
                                                                            -----------  ------------
               TRANSPORTATION-RAIL-3.14%
   1,500,000   CSX Corp., 7.95% Deb 5-1-2027................   BBB           1,356,415      1,592,297
     500,000   CSX Corp., 8.625% Deb 5-15-2022..............   BBB             523,649        556,678
   1,000,000   Norfolk Southern Corp., 8.625% 5-15-2010.....   BBB           1,004,357      1,128,215
                                                                            -----------  ------------
                                                                             2,884,421      3,277,190
                                                                            -----------  ------------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-1.74%
     756,098   Niagara Mohawk Power Co., 7.625% Sr Note
                 10-1-2005..................................   BBB-            742,352        792,169
   1,000,000   NRG Energy, Inc., 8.00% 11-1-2003............   BBB             998,446      1,025,862
                                                                            -----------  ------------
                                                                             1,740,798      1,818,031
                                                                            -----------  ------------
               WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
               COLLECTION-0.44%
     500,000   USA Waste Management, Inc., 7.125% Sr Note
                 12-15-2017.................................   BBB             425,849        456,753
                                                                            -----------  ------------
               WHOLESALERS-LUMBER AND OTHER CONSTRUCTION
               MATERIALS-4.00%
   1,000,000   Abitibi Consolidated, Inc., 8.85% 8-1-2030...   BBB-          1,066,590      1,063,917
   2,150,000   Georgia-Pacific Corp., 9.625% Deb
                 3-15-2022..................................   BBB-          2,169,817      2,082,290
   1,000,000   Westvaco Corp., 8.20% 1-15-2030..............   BBB+          1,020,839      1,025,825
                                                                            -----------  ------------
                                                                             4,257,246      4,172,032
                                                                            -----------  ------------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                $65,678,572  $ 68,927,257
                                                                            ===========  ============

CORPORATE BONDS-NON-INVESTMENT GRADE-24.81%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               CHEMICAL MANUFACTURING-BASIC CHEMICAL
               MANUFACTURING-0.46%
  $  500,000   Hercules, Inc., 11.125% Sr Note 11-15-2007
                 (h)........................................   B+           $   500,000   $    480,000
                                                                            -----------   ------------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-0.76%
      50,000   Adelphia Communications Corp., 10.875% Sr
                 Note 10-1-2010.............................   B+                40,449         53,000
     500,000   Callahan Nordrhein-Westfalen, 14.00% Sr Note
                 7-15-2010 (h)..............................   B-               500,000        495,000
     250,000   eKabel Hessen GMBH, 14.50% Sr Note 9-1-2010
                 (e)........................................   B                246,796        245,625
                                                                            -----------   ------------
                                                                                787,245        793,625
                                                                            -----------   ------------
               ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
               DATABASE PUBLISHERS-0.40%
     500,000   Affinity Group Holding, 11.00% Sr Note
                 4-1-2007...................................   B                502,732        415,000
                                                                            -----------   ------------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-0.46%
     500,000   Ackerley Group, Inc., 9.00% Sr Sub Note
                 Ser B 1-15-2009............................   B                466,947        476,250
                                                                            -----------   ------------
               FINANCE-NONDEPOSITORY CREDIT BANKING-0.23%
     374,945   Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                 Pass Thru Certificate Class B 8-1-2018
                 (e)........................................   NR               303,704        243,715
                                                                            -----------   ------------
               FINANCE-OTHER FINANCIAL INVESTMENT
               ACTIVITIES-0.25%
     250,000   Sovereign Bancorp, Inc., 10.50% Sr Note
                 11-15-2006.................................   BB+              238,325        260,937
                                                                            -----------   ------------
               FOOD SERVICE-LIMITED-SERVICE EATING
               PLACES-0.25%
     250,000   Sbarro, Inc., 11.00% Sr Note 9-15-2009.......   BB-              247,040        262,500
                                                                            -----------   ------------
               FOREIGN GOVERNMENTS-0.31%
     300,000   Brazil (Republic of), 11.625% Global Note
                 4-15-2004..................................   BB-              298,023        318,750
                                                                            -----------   ------------
               HEALTH CARE-MEDICAL AND DIAGNOSTIC
               LABORATORIES-0.64%
     600,000   Unilab Finance Corp., 12.75% Sr Sub Note
                 10-1-2009..................................   B-               599,206        663,000
                                                                            -----------   ------------
               HEALTH CARE-OUTPATIENT CARE CENTERS-0.51%
     500,000   HealthSouth Corp., 10.75% Sr Sub Note
                 10-1-2008 (h)..............................   NR               496,785        533,328
                                                                            -----------   ------------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               INFORMATION-CABLE AND OTHER PROGRAM
               DISTRIBUTION-2.64%
  $  500,000   Cablevision S.A., 13.75% Yankee Note
                 4-30-2007..................................   BB           $   494,768   $    430,000
   1,250,000   Charter Communications Holdings, 12.71% Sr
                 Disc Note 1-15-2011 (Zero coupon through
                 1-1-2006, thereafter 13.50%) (f) (h).......   B+               696,321        753,125
   1,250,000   NTL Communications Corp., 12.87% Sr Note Ser
                 B 10-1-2008 (Zero coupon through 10-1-2003,
                 thereafter 12.375%) (f)....................   B                883,587        796,875
   1,000,000   United International Holdings, Inc., 10.75%
                 Sr Disc Note Ser B 2-15-2008 (Zero coupon
                 through 2-15-2003, thereafter 10.75%)
                 (f)........................................   B-               813,173        505,000
     750,000   United Pan-Europe Communications N.V., 15.65%
                 Sr Disc Note 2-1-2010 (Zero coupon through
                 2-1-2005, thereafter 13.75%) (f)...........   B                389,929        266,250
                                                                            -----------   ------------
                                                                              3,277,778      2,751,250
                                                                            -----------   ------------
               INFORMATION-OTHER INFORMATION SERVICES-1.44%
     750,000   Exodus Communications, Inc., 11.625% Sr Note
                 7-15-2010..................................   B                753,102        738,750
   1,000,000   Globix Corp., 12.50% Sr Note 2-1-2010........   B              1,000,000        485,000
   1,000,000   PSINet, Inc., 11.00% Sr Note 8-1-2009........   CCC              782,753        280,000
                                                                            -----------   ------------
                                                                              2,535,855      1,503,750
                                                                            -----------   ------------
               INFORMATION-OTHER TELECOMMUNICATIONS-3.19%
     500,000   Asia Global Crossing, 13.375% Sr Note
                 10-15-2010 (h).............................   B+               490,101        502,500
     750,000   Global Crossing Holdings Ltd., 9.50% Sr
                 Yankee Note 11-15-2009.....................   BB               728,967        763,125
   1,500,000   Level 3 Communications, Inc., 16.09% Sr Disc
                 Note 3-15-2010 (Zero coupon through
                 3-15-2005, thereafter 12.875%) (f).........   B                718,521        855,000
     250,000   Metromedia Fiber Network, Inc., 10.00% Sr
                 Note 12-15-2009............................   B+               248,151        232,500
     500,000   Spectrasite Holdings, Inc., 10.75% Sr Note
                 Ser B 3-15-2010............................   B-               436,213        503,750
     500,000   Williams Communications Group, Inc., 11.875%
                 Sr Note 8-1-2010...........................   B+               392,985        465,000
                                                                            -----------   ------------
                                                                              3,014,938      3,321,875
                                                                            -----------   ------------
               INFORMATION-TELECOMMUNICATIONS
               SATELLITE-0.75%
     750,000   EchoStar Broadband Corp., 10.375% Sr Note
                 10-1-2007 (h)..............................   B                750,000        783,750
                                                                            -----------   ------------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-3.07%
     750,000   Allegiance Telecom, Inc., 12.875% Sr Note
                 5-15-2008..................................   B                725,855        795,000
   1,000,000   e.Spire Communications, Inc., 13.75% Sr Note
                 7-15-2007 (a)..............................   NR             1,059,573        340,000
     250,000   Focal Communications Corp., 11.875% Sr Note
                 Ser B 1-15-2010............................   B-               244,592        220,000
     500,000   Hyperion Telecommunications, 12.25% Sr Note
                 Ser B 9-1-2004.............................   BB-              401,055        492,500
     500,000   Intermedia Communications, Inc., 15.52% Sr
                 Disc Note Ser B 7-15-2007 (Zero Coupon
                 through 7-15-2002, thereafter 11.25%)
                 (f)........................................   B                351,297        400,000
     360,000   Intermedia Communications, Inc., 8.50% Sr
                 Note Ser B 1-15-2008.......................   B                317,329        327,600
     250,000   Nextlink Communications, Inc., 12.125% Sr
                 Disc Note 12-1-2009 (Zero coupon through
                 12-1-2004, thereafter 12.125%) (f).........   B                160,605        137,500
     500,000   Nextlink Communications, L.L.C., 12.50% Sr
                 Note 4-15-2006.............................   B                500,000        490,000
                                                                            -----------   ------------
                                                                              3,760,306      3,202,600
                                                                            -----------   ------------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-4.82%
     750,000   Dobson Communications Corp., 10.875% Sr Note
                 7-1-2010...................................   B                744,542        791,250
     500,000   Grupo Iusacell S.A. de C.V., 14.25% Sr Yankee
                 Note 12-1-2006.............................   B+               521,042        545,000
     500,000   Microcell Telecommunications, Inc., 12.52% Sr
                 Disc Note Ser B 6-1-2006 (Zero coupon
                 through 12-1-2001, thereafter 14.00%)
                 (f)........................................   B3*              491,064        497,500
     500,000   Nextel Communications, Inc., 11.65% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) (f)..........   B                406,018        422,500
     750,000   PTC International Finance II S.A., 11.25% Sr
                 Sub Note 12-1-2009.........................   B+               755,452        750,000
   1,000,000   TeleCorp PCS, Inc., 11.66% Sr Disc Sub Note
                 4-15-2009 (Zero coupon through 4-15-2004,
                 thereafter 11.625%) (f)....................   B3*              696,683        727,500
   1,128,319   Voicestream Wireless Corp., 10.375% Sr Note
                 11-15-2009.................................   B-               835,663      1,289,104
                                                                            -----------   ------------
                                                                              4,450,464      5,022,854
                                                                            -----------   ------------
               MANUFACTURING-SOAP, CLEANING COMPOUND,
               TOILET-0.23%
     250,000   Chattem, Inc., 12.75% Sr Sub Note Ser B
                 6-15-2004..................................   B-               239,771        242,500
                                                                            -----------   ------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)

January 31, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               PAPER, PULP AND PAPERBOARD MILLS-0.50%
  $  500,000   Stone Container Corp., 12.58% Sr Note
                 8-1-2016...................................   B            $   500,000   $    520,000
                                                                            -----------   ------------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-0.25%
     250,000   Swift Energy Co., 10.25% Sr Sub Note
                 8-1-2009...................................   B                254,470        262,500
                                                                            -----------   ------------
               PRINTING AND RELATED SUPPORT ACTIVITIES-0.82%
     500,000   Cadmus Communications Corp., 9.75% Sr Sub
                 Note 6-1-2009..............................   B                500,000        455,000
     500,000   Mail-Well I Corp., 8.75% Sr Sub Note Ser B
                 12-15-2008.................................   B+               439,274        402,500
                                                                            -----------   ------------
                                                                                939,274        857,500
                                                                            -----------   ------------
               RECREATION-AMUSEMENT PARKS AND ARCADES-0.74%
   1,000,000   Six Flags, Inc., 13.06% Sr Disc Note
                 4-1-2008 (Zero coupon through 4-1-2003,
                 thereafter 10.00%) (f).....................   B                677,764        770,000
                                                                            -----------   ------------
               RECREATION-GAMBLING INDUSTRIES-0.45%
     250,000   Argosy Gaming Co., 10.75% Sr Note 6-1-2009...   B                250,000        266,250
     250,000   Mandalay Resort Group, 7.625% Sr Sub Deb
                 7-15-2013..................................   BB-              216,655        199,375
                                                                            -----------   ------------
                                                                                466,655        465,625
                                                                            -----------   ------------
               TRANSPORTATION-AIR SCHEDULED-0.51%
     500,000   Northwest Airlines Trust No. 2, 13.875% Sub
                 Aircraft Note Ser D 6-21-2008 (e)..........   NR               500,000        529,250
                                                                            -----------   ------------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-0.66%
     650,000   AES Corp., 9.50% Sr Note 6-1-2009............   BB               645,825        687,375
                                                                            -----------   ------------
               UTILITIES-WATER, SEWAGE AND OTHER
               SYSTEMS-0.47%
     500,000   Azurix Corp., 10.75% Sr Note Ser B
                 2-15-2010..................................   BB               450,850        487,500
                                                                            -----------   ------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                $26,903,957   $ 25,855,434
                                                                            ===========   ============

U.S. GOVERNMENT SECURITIES-4.39%
--------------------------------------------------------------------------------

   Principal                                                                                Market
     Amount                                                                  Cost (b)     Value (c)
   ----------                                                               -----------  ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.77%
               MORTGAGE BACKED SECURITIES:
   $ 116,841   9.00% 2022.................................................  $  124,253   $    122,081
     265,742   10.50% 2017................................................     283,680        290,686
     108,750   11.25% 2010................................................     117,620        119,377
     123,278   11.50% 2014-2015...........................................     134,955        136,217
     119,275   11.75% 2010................................................     126,431        132,769
                                                                            -----------  ------------
                                                                               786,939        801,130
                                                                            -----------  ------------
               REMIC - IO & IO-ETTE:
         574   10.90% Trust #1404-E Interest only Strip IO-Ette
                 2006(e) (g)..............................................         162          1,717
                                                                            -----------  ------------
               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION...............     787,101        802,847
                                                                            -----------  ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.91%
               MORTGAGE BACKED SECURITIES:
     977,581   8.00% 2024-2025............................................     989,874      1,008,435
     422,327   10.50% 2014-2020...........................................     450,186        458,620
     349,675   11.00% 2011-2018...........................................     359,929        383,222
       7,980   11.25% 2011................................................       8,284          8,794
      40,615   12.00% 2014................................................      43,234         45,564
      77,566   12.50% 2015................................................      87,601         87,989
                                                                            -----------  ------------
               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION................   1,939,108      1,992,624
                                                                            -----------  ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.67%
               MORTGAGE BACKED SECURITIES:
   $ 514,364   9.00% 2021.................................................  $  518,463   $    538,234
     152,963   9.50% 2020.................................................     159,225        160,157
                                                                            -----------  ------------
               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.............     677,688        698,391
                                                                            -----------  ------------

--------------------------------------------------------------------------------

   Principal                                                                                Market
     Amount                                                                  Cost (b)     Value (c)
   ----------                                                               -----------  ------------
               U.S. TREASURY SECURITIES - 1.04%
               BONDS:
   1,000,000   6.125% 2029................................................   1,078,438      1,079,062
                                                                            -----------  ------------
               TOTAL U.S. GOVERNMENT SECURITIES...........................  $4,482,335   $  4,572,924
                                                                            ===========  ============

COMMON STOCKS AND WARRANTS-0.02%
--------------------------------------------------------------------------------

                                                                                            Market
     Shares                                                                  Cost (b)     Value (c)
   ----------                                                              ------------  ------------
               APPAREL MANUFACTURING-CUT AND SEW APPAREL-0.02%
         500   Hosiery Corp. of America, Inc. Class A (a) (e)............  $     8,460   $     20,000
                                                                           -----------   ------------
               INFORMATION-OTHER TELECOMMUNICATIONS-0.00%
         500   @Track Communications, Inc. (Warrants) (a) (e)............        5,000            562
                                                                           -----------   ------------
               INFORMATION-WIRED TELECOMMUNICATIONS CARRIERS-0.00%
         500   RSL(Warrants) (a) (e).....................................          500            563
                                                                           -----------   ------------
               TOTAL COMMON STOCKS AND WARRANTS..........................       13,960         21,125
                                                                           ===========   ============
               TOTAL LONG-TERM INVESTMENTS...............................  $97,078,824   $ 99,376,740
                                                                           ===========   ============

SHORT-TERM INVESTMENTS-3.08%
--------------------------------------------------------------------------------

   Principal                                                                                Market
     Amount                                                                               Value (c)
   ----------                                                                            ------------
               FINANCE-DEPOSITORY CREDIT BANKING-3.08%
   $3,209,956  U.S. Bank N.A. Money Market Variable Rate Time Deposit, Current
                 rate -- 5.96%.........................................................  $  3,209,956
                                                                                         ------------
               TOTAL INVESTMENTS IN SECURITIES (COST: $100,288,780) (b)................  $102,586,696
                                                                                         ============

 (a) Presently non-income producing.
 (b) At January 31, 2001, the cost of securities for federal income tax purposes was $100,389,952 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  5,326,072
Unrealized depreciation.....................................    (3,129,328)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  2,196,744
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.92% of total net assets as of January 31, 2001.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Year Acquired    Shares/Par  Security                                  Cost Basis
-------------    ----------  --------                                  ----------
1998                  500    @Track Communications, Inc. (Warrants) -
                               144A                                     $  5,000
2000              250,000    eKabel Hessen GMBH due 2010 - 144A          246,796
1993                  574    FHLMC Remic Trust #1404-E IO-Ette 2006          162
1994                  500    Hosiery Corp. of America, Inc. Class A -
                               144A                                        8,460
1994              500,000    Northwest Airlines Trust No. 2 due 2008     500,000
1996                  500    RSL (Warrants) - 144A                           500
1993              374,945    Sandia Mortgage corp. due 2018 -
                               restricted                                303,704

        The aggregate value of these securities at January 31, 2001, was $1,041,432 which represents 1.00% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) The interest rate disclosed for interest only strips represents the effective yield at January 31, 2001, based upon the estimated timing and amount of future cash flows.
 (h) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at January 31, 2001, was $6,312,884, which represents 6.06% of the total net assets.
  * Moody's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

(Unaudited)

January 31, 2001

--------------------------------------------------------------------------------


ASSETS
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $100,288,780) (Note 1)........................  $102,586,696
  Receivables:
    Investment securities sold....................     4,637,363
    Interest and dividends........................     2,096,827
  Prepaid expenses................................         7,281
                                                    ------------
TOTAL ASSETS......................................   109,328,167
                                                    ------------
LIABILITIES
  Dividends payable ($.058 per share).............       735,146
  Payable for investment securities purchased.....     4,298,267
  Payable for investment advisory and management
    fees (Note 2).................................        55,462
  Accounts payable and accrued expenses...........        40,449
                                                    ------------
TOTAL LIABILITIES.................................     5,129,324
                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01
    per share -- authorized 15,000,000 shares;
    respectively outstanding 12,674,958 shares....   127,703,563
  Unrealized appreciation of investments..........     2,297,916
  Undistributed net investment income.............       194,535
  Accumulated net realized loss from sale of
    investments...................................   (25,997,171)
                                                    ------------
TOTAL NET ASSETS..................................  $104,198,843
                                                    ============
NET ASSET VALUE PER SHARE.........................         $8.22
                                                    ============

Statement of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 2001

--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income...............................  $ 4,844,109
                                                    -----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................      326,239
    Legal and auditing fees (Note 2)..............       11,897
    Custodian fees................................        3,025
    Shareholders' notices and reports.............       28,482
    Directors' fees and expenses..................        8,419
    Exchange listing fees.........................       12,098
    Other.........................................        8,746
                                                    -----------
  Total expenses..................................      398,906
                                                    -----------
NET INVESTMENT INCOME.............................    4,445,203
                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 1):
  Net realized loss on investments................   (4,465,887)
  Net change in unrealized appreciation of
    investments...................................    5,127,326
                                                    -----------
NET GAIN ON INVESTMENTS...........................      661,439
                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $ 5,106,642
                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                          FOR THE SIX-MONTH
                                            PERIOD ENDED        FOR THE
                                          JANUARY 31, 2001    YEAR ENDED
                                             (UNAUDITED)     JULY 31, 2000
                                          -----------------  -------------
OPERATIONS
  Net investment income.................     $  4,445,203    $  8,901,599
  Net realized loss on investments......       (4,465,887)     (4,712,325)
  Net change in unrealized appreciation
    (depreciation) on investments.......        5,127,326      (1,068,856)
                                             ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................        5,106,642       3,120,418
                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............       (4,411,653)     (8,675,509)
                                             ------------    ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 4,986 and 8,270 shares
    issued as a result of reinvested
    dividends...........................           39,912          68,241
                                             ------------    ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................          734,901      (5,486,850)
NET ASSETS:
  Beginning of period...................      103,463,942     108,950,792
                                             ------------    ------------
  End of period (includes undistributed
    net investment income of $194,535
    and $160,985, respectively).........     $104,198,843    $103,463,942
                                             ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 2001, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the period ended January 31, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $32,554,883 and $35,095,910, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect, if any, on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $21,488,426 at July 31, 2000, which, if not offset by subsequent capital gains, will expire in 2001 through 2009. It is unlikely the Board of directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 2001, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2001, was $1,041,432 which represents 1.00% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December 15, 2000. The revised guide is not expected to have a significant impact on the funds' financial position, statements of operations, changes in net assets and financial highlights.

--------------------------------------------------------------------------------

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $1,613 for the period ended January 31, 2001, were paid to a law firm of which the secretary of the fund is a partner.

3. PENDING ACQUISITION: On January 25, 2001, Fortis, Inc. agreed to sell (the "Sale") all the stock in its wholly owned subsidiary, Fortis Advisers, Inc. ("Fortis Advisers") to Hartford Life and Accident Insurance Company ("Hartford Life"), a subsidiary of Hartford Financial Services Group, Inc. ("The Hartford"). The Hartford is a leading insurance and financial services company. The Sale is subject to the satisfaction of various conditions. Upon completion of the Sale, The Hartford will own and control Fortis Advisers and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Fortis Advisers is the investment advisor and dividend disbursing agent for Fortis Securities Fund (the "Fund"). The Fund expects to enter into a new investment advisory agreement as a result of the Sale. These changes will require approval by the Fund's boards of directors and shareholders to the extent required by law.

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                 Year Ended July 31,
                                           ---------------------------------------------------------------
                                            2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   8.17   $   8.60   $   9.55   $   9.45   $   8.97   $   9.18
                                           --------   --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .35        .70        .70        .73        .72        .78
  Net realized and unrealized gain
    (loss) on investments...............        .05       (.44)      (.93)       .11        .49       (.20)
                                           --------   --------   --------   --------   --------   --------
Total from operations...................        .40        .26       (.23)       .84       1.21        .58
                                           --------   --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.35)      (.69)      (.72)      (.74)      (.70)      (.78)
  Excess distributions of net realized
    gains...............................                    --         --         --       (.03)      (.01)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.35)      (.69)      (.72)      (.74)      (.73)      (.79)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   8.22   $   8.17   $   8.60   $   9.55   $   9.45   $   8.97
                                           --------   --------   --------   --------   --------   --------
Per-share market value, end of period...   $  8.350   $  7.625   $  8.500   $  9.000   $  8.688   $  7.875
Total investment return, market value
  @.....................................      14.42%     (1.59)%     2.34%     12.29%     20.27%     (1.36)%
Total investment return, net asset value
  @@....................................       5.21%      4.10%     (2.43)%     9.50%     14.83%      6.93%
Net assets end of period (000s
  omitted)..............................   $104,199   $103,464   $108,951   $120,721   $119,285   $113,151
Ratio of expenses to average monthly net
  assets................................        .78%*      .77%       .73%       .76%       .76%       .80%
Ratio of net investment income to
  average monthly net assets............       8.67%*     8.42%      7.65%      7.68%      7.91%      8.47%
Portfolio turnover rate.................         33%        65%        33%        44%       130%        67%

*      Annualized.
**     For the six-month period ended January 31, 2001.
@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

Annual Meeting of Shareholders
--------------------------------------------------------------------------------

  At the annual meeting of shareholders of Fortis Securities, Inc. held on December 14, 2000, the following individuals were elected to the Board of
  Directors: Allen R. Freedman, Dr. Robert M. Gavin, Jean L. King, Dean C. Kopperud, Phillip O. Peterson, Robb L. Prince, Leonard J. Santow, Noel F. Schenker, Dr. Lemma W. Senbet and Joseph M. Wikler.

   Shareholders also ratified the selection of KPMG LLP as independent public accounts for the Fortis Securities, Inc.

DIRECTORS AND OFFICERS

DIRECTORS     Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           MARKETING CONSULTANT. PRIOR TO
                                           MAY 1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        CONSULTANT, INTERNATIONAL FINANCIAL
                                           INSTITUTIONS, THE WILLIAM E. MAYER
                                           PROFESSOR OF FINANCE AND CHAIR,
                                           FINANCE DEPARTMENT, UNIVERSITY OF
                                           MARYLAND, COLLEGE PARK, MD
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Wells Fargo Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

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                 FORTIS

Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisers, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company &
Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164-0284                                     U.S. Postage
                                                                PAID
Fortis Securities, Inc.                                    Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------






The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

95351 -C-Fortis, Inc. 3/01